Intangible Assets, Less Accumulated Amortization	12 Months Ended
Dec. 31, 2012
Intangible Assets, Less Accumulated Amortization [Abstract]
Intangible Assets, Less Accumulated Amortization

Note 7 - Intangible Assets, Less Accumulated Amortization

	December 31,
	2012	2011
Patents and trademarks	$16,222	$14,414
Web site development	1,821	1,518
Software development	647	647
IPR&D acquired in a business combination (note 16B)	5,306	5,306
Patents and technology acquired in business
combinations	15,667	12,562
Trademarks and trade names acquired in
business combinations	4,020	4,020
Customer relationships acquired in business
combinations	3,556	2,891

Intangible assets, at cost	47,239	41,358

Accumulated amortization	(16,534)	(12,283)

Intangible assets, less accumulated amortization	$30,705	$29,075

Amortization expenses for the years ended December 31, 2012, 2011 and 2010 were $4,384, $3,746 and $2,729, respectively (expenses for 2010 do not include $612 amortization of backlog acquired as part of the GILA acquisition, see Note 16B). Estimated amortization expenses for the next five years are:  $4,361 in 2013, $4,286 in 2014, $4,210 in 2015, $4,171 in 2016 and $3,256 in 2017. During 2012, the Company wrote off patents, trademarks and software development which are no longer expected to be used. This resulted in a charge of $245 recorded in Operating expenses - other in the consolidated statements of income.